Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt
9. Debt

On March 17, 2020, the Company entered into a term loan and revolving credit agreement (“2020 Facilities Agreement”) with Bank of China Limited, Macau Branch, as administrative agent, and certain banks and financial institutions party thereto as lenders and issuing banks. The 2020 Facilities Agreement provided for a $500.0 million term loan facility (the “2020 Term Loans”) and $200.0 million revolving credit facility (“2020 Revolving Facility”). The 2020 Term Loans and the 2020 Revolving Facility were to mature five years from the initial utilization date on March 20, 2020, and both facilities bore interest at a rate of the London Interbank Offered Rate (“LIBOR”) plus 1.8%.

During 2022, there were $260.0 million in draw downs on the 2020 Revolving Facility, which were all repaid during 2022. No amounts were outstanding as of December 31, 2022 and there were no draw downs under the 2020 Revolving Facility in 2023.
On July 20, 2023, the Company entered into a credit agreement (“2023 Credit Agreement”) with Bank of America, N.A., as administrative agent, and certain banks and financial institutions party thereto as lenders and issuing banks. The 2023 Credit Agreement provides for an $810.0 million term loan facility (the “2023 Term Loans”) and a $500.0 million revolving credit facility (“2023 Revolving Facility”). The 2023 Term Loans and 2023 Revolving Facility mature in July 2028, and both facilities bear interest at the Secured Overnight Financing Rate (“SOFR”) plus 1.75%. All SOFR borrowings under the 2023 Credit Agreement also incur a 0.1% credit adjustment. The Company has the ability to borrow in certain alternative currencies under the 2023 Credit Agreement. Alternative currency loans are priced using an Alternative Currency Term Rate plus any applicable spread adjustments. The Company may request increases to the 2023 Term Loans or 2023 Revolving Facility in a maximum aggregate amount not to exceed the greater of $520.0 million or 100% of adjusted earnings before interest, taxes, depreciation, and amortization, as defined in the 2023 Credit Agreement, for the most recently completed fiscal year. The 2023 Credit Agreement replaced the 2020 Facilities Agreement in its entirety and the Company used the net proceeds of $800.9 million from the 2023 Term Loans to repay the remaining principal balance of $400.0 million, accrued interest of $9.2 million related to the 2020 Term Loans and to distribute a $375.0 million dividend to JS Global, as discussed in “Note 11 - Shareholders' Equity and Equity Incentive Plan”. The Company accounted for the repayment as an extinguishment and recorded a loss on the extinguishment of debt of $1.0 million related to the unamortized debt issuance costs associated with the 2020 Facilities Agreement to other (expense) income, net.

During the year ended December 31, 2023, there were $125.5 million in draw downs on the 2023 Revolving Facility, which were all repaid during 2023. No amounts were outstanding on the 2023 Revolving Facility as of December 31, 2023. During the year ended December 31, 2024, there were $285.0 million in draw downs on the 2023 Revolving Facility, which were all repaid during 2024. No amounts were outstanding on the 2023 Revolving Facility as of December 31, 2024. As of December 31, 2024, $11.1 million of letters of credit were outstanding, resulting in an available balance of $488.9 million under the 2023 Revolving Facility.

The Company is required to meet certain financial covenants customary with this type of agreement, including, but not limited to, maintaining a maximum ratio of indebtedness and a minimum specified interest coverage ratio. As of December 31, 2024, the Company was in compliance with the covenants under the 2023 Credit Agreement.

The obligations of the loan parties under the 2023 Credit Agreement with respect to the 2023 Term Loans and 2023 Revolving Facility are secured by (i) equity interests owned by the loan parties in each other loan party and in certain of the Company’s wholly-owned domestic restricted subsidiaries and (ii) substantially all assets of the domestic loan parties (subject to certain customary exceptions). In addition, subject to certain customary exceptions, these obligations are guaranteed by (i) the Company, (ii) each subsidiary of the Company that directly or indirectly owns a borrower and (iii) each other direct and indirect wholly-owned domestic restricted subsidiary of the Company.

Debt consisted of the following:

	As of December 31,
	2024	2023

	(in thousands)
2023 Term Loans with principal payments due quarterly; final balance due on maturity date of July 20, 2028	$779,625	$804,938
Less: deferred financing costs	(4,142)	(5,298)
Total debt, net of deferred financing costs	775,483	799,640
Less: debt, current	(39,344)	(24,157)
Debt, noncurrent	$736,139	$775,483

Aggregate maturities on debt (excluding the 2023 Revolving Facility) as of December 31, 2024 were as follows:

Amount
(in thousands)
Years ending December 31,
2025	$40,500
2026	40,500
2027	40,500
2028	658,125
Total future principal payments	$779,625

The Company recognizes and records interest expense related to its debt in interest expense, net, which totaled $66.2 million, $45.4 million and $21.8 million for the years ended December 31, 2024, 2023 and 2022, respectively.